Membership Interests (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Membership Interests [Abstract]
Schedule of Cash Capital Contributions

Receipt Dates	Amounts
February 16, 2024	$240
May 3, 2024	$240
July 31, 2024	$240

Receipt Dates	Amounts
February 13, 2023	$106
April 27, 2023	$115
July 27, 2023	$115
October 26, 2023	$116

Schedule of Distributions Paid

Declaration Dates	Payment Dates	Amounts
February 14, 2024	February 15, 2024	$125
April 30, 2024	May 1, 2024	$126
July 30, 2024	July 30, 2024	$125

Declaration Dates	Payment Dates	Amounts
February 14, 2023	February 15, 2023	$106
April 25, 2023	April 26, 2023	$149
July 25, 2023	July 26, 2023	$149
October 24, 2023	October 25, 2023	$148

Schedule of Changes to Membership Interests

	Three Months Ended September 30, 2024 and 2023
	Capital Account	AOCI	Total Membership Interests
Balance at June 30, 2024	$15,093	$(199)	$14,894
Net income	324	—	324
Capital contributions	240	—	240
Distributions	(125)	—	(125)
Fair value hedges – unrealized (loss) gain on cross-currency swaps attributable to excluded components (net of tax)	—	(3)	(3)
Defined benefit pension plans	—	1	1

Balance at September 30, 2024	$15,532	$(201)	$15,331

Balance at June 30, 2023	$13,893	$(181)	$13,712
Net income	380	—	380
Capital contributions	115	—	115
Distributions	(149)	—	(149)
Cash flow hedges – amount reclassified from AOCI and reported in interest expense and related charges (net of tax)	—	1	1

Balance at September 30, 2023	$14,239	$(180)	$14,059

	Nine Months Ended September 30, 2024 and 2023
	Capital Account	AOCI	Total Membership Interests
Balance at December 31, 2023	$14,388	$(180)	$14,208
Net income	800	—	800
Contributions from members	720	—	720
Distributions to members	(376)	—	(376)
Cash flow hedges – amount reclassified from AOCI and reported in interest expense and related charges (net of tax)	—	2	2
Cash flow hedges – (loss) gain on settlement of interest rate hedge transactions (net of tax)	—	(13)	(13)
Fair value hedges – unrealized (loss) gain on cross-currency swaps attributable to excluded components (net of tax)	—	(12)	(12)
Defined benefit pension plans	—	2	2

Balance at September 30, 2024	$15,532	$(201)	$15,331

Balance at December 31, 2022	$13,624	$(162)	$13,462
Net income	683	—	683
Contributions from members	336	—	336
Distributions to members	(404)	—	(404)
Cash flow hedges – amount reclassified from AOCI and reported in interest expense and related charges (net of tax)	—	2	2
Defined benefit pension plans (a)	—	(20)	(20)

Balance at September 30, 2023	$14,239	$(180)	$14,059

(a)
Includes a $20 million reclassification from regulatory assets related to employee retirement liabilities to other comprehensive income in the first quarter of 2023, recorded as a result of the final order in our comprehensive base rate review (PUCT Docket No. 53601).

Schedule of Changes to Accumulated Other Comprehensive Income (Loss)

	Nine Months Ended September 30, 2024 and 2023
	Derivative Hedges	Defined Benefit Pension and OPEB Plans	Total AOCI
Balance at December 31, 2023	$(34)	$(146)	$(180)
Cash flow hedges – amount reclassified from AOCI and reported in interest expense and related charges (net of tax)	2	—	2
Cash flow hedges – (loss) gain on settlement of interest rate hedge transactions (net of tax)	(13)	—	(13)
Fair value hedges – unrealized (loss) gain on cross-currency swaps attributable to excluded components (net of tax)	(12)	—	(12)
Defined benefit pension plans	—	2	2

Balance at September 30, 2024	$(57)	$(144)	$(201)

Balance at December 31, 2022	$(34)	$(128)	$(162)
Cash flow hedges – amount reclassified from AOCI and reported in interest expense and related charges (net of tax)	2	—	2
Defined benefit pension plans (a)	—	(20)	(20)

Balance at September 30, 2023	$(32)	$(148)	$(180)

(a)
Includes a $20 million reclassification from regulatory assets related to employee retirement liabilities to other comprehensive income in the first quarter of 2023, recorded as a result of the final order in our comprehensive base rate review (PUCT Docket No. 53601).

	Cash Flow Hedges – Interest Rate Swap	Defined Benefit Pension and OPEB Plans	AOCI
Balance at December 31, 2020	$(39)	$(112)	$(151)
Defined benefit pension plans	—	17	17
Cash flow hedge amounts reclassified from AOCI and reported in interest expense and related charges (net of tax expense $0)	3	—	3

Balance at December 31, 2021	(36)	(95)	(131)
Defined benefit pension plans	—	(33)	(33)
Cash flow hedge amounts reclassified from AOCI and reported in interest expense and related charges (net of tax expense $1)	2	—	2

Balance at December 31, 2022	(34)	(128)	(162)
Defined benefit pension plans	—	(18)	(18)
Cash flow hedge amounts reclassified from AOCI and reported in interest expense and related charges (net of tax expense $1)	3	—	3
Cash flow hedges – loss on settlement (net of tax benefit of $1)	(3)	—	(3)

Balance at December 31, 2023	$(34)	$(146)	$(180)